Risk and Capital Management - Schedule of Other Financial Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk And Capital Management [Line Items]
Other financial assets	R$ 1,512,220	R$ 1,396,543
Other financial assets percentage	100.00%	100.00%
Public sector
Risk And Capital Management [Line Items]
Other financial assets	R$ 954,882	R$ 871,579
Other financial assets percentage	63.10%	62.40%
Services
Risk And Capital Management [Line Items]
Other financial assets	R$ 156,891	R$ 196,419
Other financial assets percentage	10.40%	14.10%
Financial
Risk And Capital Management [Line Items]
Other financial assets	R$ 232,974	R$ 146,823
Other financial assets percentage	15.40%	10.50%
Other sectors
Risk And Capital Management [Line Items]
Other financial assets	R$ 167,473	R$ 181,722
Other financial assets percentage	11.10%	13.00%